TAXATION - Composition of income tax expense (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes [Line Items]
Deferred taxation	$ (3,005,481)	¥ (20,923,558)	¥ (59,579,318)	¥ (208,356,387)
Change in valuation allowance	3,005,481	20,923,558	59,579,318	208,356,387
Income tax benefit	0	0	0	0
Domestic tax authority
Income Taxes [Line Items]
Current income tax (expense) benefit	0	0	0	0
Deferred taxation	(829,097)	(5,772,005)	(39,763,083)	(84,042,632)
Change in valuation allowance	829,097	5,772,005	39,763,083	84,042,632
Foreign tax authority
Income Taxes [Line Items]
Current income tax (expense) benefit	0	0	0	0
Deferred taxation	(2,176,384)	(15,151,553)	(19,816,235)	(124,313,755)
Change in valuation allowance	$ 2,176,384	¥ 15,151,553	¥ 19,816,235	¥ 124,313,755